Convertible Notes Payable (Conversions to Common Stock) (Details)			9 Months Ended		12 Months Ended
	Jun. 06, 2015 USD ($) shares	May. 29, 2015	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)
Debt Conversion [Line Items]
Amount Converted | $			$ 199,959	$ 369,322	$ 401,582	$ 446,109
Shares of Common Stock Issued			27,841,559		113,585
Potentially issuable shares upon the conversion of convertible notes payable and interest					27,458,608
Maximum ownership percentage allowed after converting					4.99%
Percentage of the Company's total shares outstanding on an if-converted basis					99.00%
Subsequent Event [Member]
Debt Conversion [Line Items]
Reverse stock split ratio		0.01
Convertible Promissory Note Dated December 31, 2014 [Member] | Subsequent Event [Member]
Debt Conversion [Line Items]
Date	Jun. 01, 2015
Amount Converted | $	$ 130,267
Shares of Common Stock Issued	6,513,344
Convertible Promissory Note Dated June 30, 2014 [Member] | Subsequent Event [Member]
Debt Conversion [Line Items]
Date	Jun. 06, 2015
Amount Converted | $	$ 13,600
Shares of Common Stock Issued	680,000
Convertible Promissory Note Dated September 30, 2013 [Member]
Debt Conversion [Line Items]
Amount Converted | $					$ 238,368
Shares of Common Stock Issued					59,592
Convertible Promissory Note Dated September 30, 2013 [Member] | Debt Conversion May 23, 2014 [Member]
Debt Conversion [Line Items]
Date					May 23, 2014
Amount Converted | $					$ 40,000
Shares of Common Stock Issued					10,000
Convertible Promissory Note Dated September 30, 2013 [Member] | Debt Conversion June 14, 2014 [Member]
Debt Conversion [Line Items]
Date					Jun. 14, 2014
Amount Converted | $					$ 40,000
Shares of Common Stock Issued					10,000
Convertible Promissory Note Dated September 30, 2013 [Member] | Debt Conversion June 18, 2014 [Member]
Debt Conversion [Line Items]
Date					Jun. 18, 2014
Amount Converted | $					$ 38,368
Shares of Common Stock Issued					9,592
Convertible Promissory Note Dated September 30, 2013 [Member] | Debt Conversion May 14, 2014 [Member]
Debt Conversion [Line Items]
Date					May 14, 2014
Amount Converted | $					$ 40,000
Shares of Common Stock Issued					10,000
Convertible Promissory Note Dated September 30, 2013 [Member] | Debt Conversion April 21, 2014 [Member]
Debt Conversion [Line Items]
Date					Apr. 21, 2014
Amount Converted | $					$ 80,000
Shares of Common Stock Issued					20,000
Convertible Promissory Note Dated April 1, 2014 [Member]
Debt Conversion [Line Items]
Amount Converted | $					$ 158,260
Shares of Common Stock Issued					52,754
Convertible Promissory Note Dated April 1, 2014 [Member] | Debt Conversion October 9, 2014 [Member]
Debt Conversion [Line Items]
Date					Oct. 09, 2014
Amount Converted | $					$ 42,000
Shares of Common Stock Issued					14,000
Convertible Promissory Note Dated April 1, 2014 [Member] | Debt Conversion October 22, 2014 [Member]
Debt Conversion [Line Items]
Date					Oct. 22, 2014
Amount Converted | $					$ 42,000
Shares of Common Stock Issued					14,000
Convertible Promissory Note Dated April 1, 2014 [Member] | Debt Conversion January 15, 2014 [Member]
Debt Conversion [Line Items]
Date					Jan. 15, 2015
Amount Converted | $					$ 32,260
Shares of Common Stock Issued					10,754
Convertible Promissory Note Dated April 1, 2014 [Member] | Debt Conversion October 8, 2014 [Member]
Debt Conversion [Line Items]
Date					Oct. 08, 2014
Amount Converted | $					$ 42,000
Shares of Common Stock Issued					14,000
Convertible Promissory Note Dated June 30, 2013 [Member]
Debt Conversion [Line Items]
Amount Converted | $					$ 4,954
Shares of Common Stock Issued					1,239
Convertible Promissory Note Dated June 30, 2013 [Member] | Debt Conversion August 20, 2014 [Member]
Debt Conversion [Line Items]
Date					Aug. 20, 2014
Amount Converted | $					$ 4,954
Shares of Common Stock Issued					1,239